GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A rollforward of goodwill by reportable segment for the years ended December 31, 2023 and December 31, 2022, was as follows:

	Fresh Fruit	Diversified Fresh Produce – EMEA	Diversified Fresh Produce – Americas & ROW	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$274,048	$140,626	$96,659	$511,333
Additions	—	1,197	—	1,197
Measurement period adjustments	(773)	—	—	(773)
Foreign currency and other	—	(6,198)	(8,106)	(14,304)
Balance as of December 31, 2022	273,275	135,625	88,553	497,453
Additions	—	9,926	—	9,926
Foreign currency and other	—	5,725	208	5,933
Balance as of December 31, 2023	$273,275	$151,276	$88,761	$513,312

Schedule of Intangible Assets
Details of Dole’s intangible assets as of December 31, 2023 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,068	—	4,068
Supplier relationships	28,485	(22,315)	6,170
Customer relationships	129,673	(103,118)	26,555
Other	13,426	(8,987)	4,439
	$481,932	$(134,420)	$347,512
Details of Dole’s intangible assets as of December 31, 2022 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,145	—	4,145
Supplier relationships	27,917	(19,528)	8,389
Customer relationships	126,150	(92,873)	33,277
Other	13,093	(7,914)	5,179
	$477,585	$(120,315)	$357,270
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2023 and December 31, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$368,326
Additions	855
Amortization	(10,893)
Foreign exchange impact and other	(1,018)
Balance as of December 31, 2022	357,270
Additions	20
Amortization	(10,198)
Foreign exchange impact and other	420
Balance as of December 31, 2023	$347,512

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2023, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2024	$9,977
2025	8,808
2026	6,683
2027	5,401
2028	4,175
Thereafter	2,120
Total	$37,164